Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Note 6—Goodwill and Intangible Assets
Goodwill
In connection with the TPH Business Combination, the Company recorded goodwill in the amount of $34.4 million. Goodwill represents the Advisory business’ portion of goodwill which is based on the relative fair value of the TPH Advisory business as of the date of the TPH Business Combination. Goodwill is primarily attributable to the in-place workforce, which allowed the Company to continue serving its existing client base, begin marketing to potential clients and avoid significant costs reproducing the workforce. No goodwill is expected to be deductible for tax purposes. Based on the Company’s quantitative assessment for impairment, no goodwill impairment was recorded during the years ended December 31, 2021, 2020, and 2019.
Intangible Assets
Intangible assets related to the TPH Business Combination were recognized at their estimated fair values, which was based on certain projected future revenues and involved the use of significant judgment. Below is the detail of the intangible assets:

	December 31, 2021
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(24,095)	$23,305
Trade names and trademarks	18,400	(9,353)	9,047
Total	$65,800	$(33,448)	$32,352

	December 31, 2020
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$47,400	$(19,355)	$28,045
Trade names and trademarks	18,400	(7,513)	10,887
Total	$65,800	$(26,868)	$38,932
The intangible assets are amortized over an average useful life of 10 years. For each of the years ended December 31, 2021, 2020, and 2019, intangible amortization expense was $6.6 million, which is included in Depreciation and amortization in the Consolidated Statements of Operations. Amortization of intangible assets held at December 31, 2021 is expected to be $6.6 million for each of the years ending December 31, 2022, 2023, 2024, and 2025, and $6.0 million for the year ending December 31, 2026. These intangible assets will be fully amortized by November 30, 2026.